Convertible Debentures - Summary of Detailed Information about Convertible Debentures (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Convertible debentures [line items]
Beginning	$ 455,783	$ 158,478
Fair value on issuance		330,916
Fair value adjustment	130,431	(33,611)
Ending	586,214	455,783
2023 Debentures [member]
Convertible debentures [line items]
Beginning	158,070	158,478
Fair value on issuance		0
Fair value adjustment	46,083	(408)
Ending	204,153	158,070
2024 Debentures [member]
Convertible debentures [line items]
Beginning	297,713	0
Fair value on issuance		330,916
Fair value adjustment	84,348	(33,203)
Ending	$ 382,061	$ 297,713